UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway New York, New York 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna—1633 Broadway New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments

PCM Fund, Inc.

Schedule of Investments

September 30, 2012 (unaudited)

	Principal Amount (000s)	Value*

MORTGAGE-BACKED SECURITIES—129.0%
Adjustable Rate Mortgage Trust,
2.990%, 1/25/36, CMO (f)	$528	$381,438
Banc of America Alternative Loan Trust,
6.412%, 4/25/37, CMO (f)	719	548,661
Banc of America Commercial Mortgage Trust,
5.414%, 9/10/47, CMO	2,000	2,282,486
Banc of America Funding Corp., CMO,
2.817%, 12/20/34 (f)	1,014	845,710
5.626%, 3/20/36 (f)	362	314,329
7.00%, 10/25/37	989	630,683
Banc of America Mortgage Trust, CMO (f),
2.671%, 6/20/31	755	745,465
2.787%, 11/25/34	818	817,720
3.085%, 6/25/35	576	570,777
BCAP LLC Trust, CMO (a)(c)(f),
0.416%, 7/26/36	87	36,011
5.027%, 3/26/36	150	138,908
BCRR Trust,
5.858%, 7/17/40, CMO (a)(c)(f)(i)	1,000	1,097,161
Bear Stearns Adjustable Rate Mortgage Trust, CMO (f),
2.648%, 10/25/35	1,975	1,867,112
3.125%, 5/25/34	422	420,231
Bear Stearns Alt-A Trust, CMO (f),
2.748%, 5/25/36	84	38,650
2.865%, 8/25/36	1,652	1,049,799
2.936%, 5/25/36	613	362,777
2.943%, 1/25/47	110	68,478
2.974%, 11/25/36	1,238	792,730
3.561%, 9/25/34	371	360,187
4.783%, 7/25/35	288	227,622
5.493%, 8/25/36	651	451,718
Bear Stearns Asset-Backed Securities Trust,
5.50%, 12/25/35, CMO	187	159,370
Bear Stearns Commercial Mortgage Securities, CMO,
5.694%, 6/11/50 (f)(i)	3,000	3,549,057
5.702%, 3/13/40 (a)(c)(f)	1,300	1,232,070
5.906%, 6/11/40 (f)(i)	2,000	2,375,949
5.984%, 5/11/39 (a)(c)(f)	1,000	1,013,557
6.50%, 2/15/32 (b)	524	28,389
CBA Commercial Small Balance Commercial Mortgage,
5.54%, 1/25/39, CMO (a)(b)(c)(j) (acquisition cost-$767,923; purchased 11/18/09)	1,362	729,976
Chase Mortgage Finance Corp.,
6.00%, 3/25/37, CMO	720	621,155
Citigroup Commercial Mortgage Trust, CMO (f),
0.248%, 5/15/43, IO (a)(c)	100,124	881,994
5.888%, 12/10/49 (i)	2,500	2,962,386
Citigroup Mortgage Loan Trust, Inc., CMO (f),
2.807%, 8/25/35	494	407,550
4.111%, 9/25/35	629	553,456
5.122%, 11/25/36	652	492,736
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.322%, 12/11/49, CMO (i)	4,012	4,594,085
Citimortgage Alternative Loan Trust,
5.50%, 4/25/22, CMO	169	173,324
COBALT CMBS Commerical Mortgage Trust,
5.223%, 8/15/48, CMO (i)	1,925	2,171,946
Commercial Capital Access One, Inc.,
7.836%, 11/15/28, CMO (a)(b)(c)(f)(j) (acquisition cost-$3,236,250; purchased 5/9/03)	3,000	2,248,803
Commercial Mortgage Pass Through Certificates, CMO (a)(c),
5.605%, 6/9/28	2,500	2,611,914

	Principal Amount (000s)	Value*

6.118%, 7/10/46 (f)	$690	$756,197
6.586%, 7/16/34	1,500	1,639,177
7.007%, 7/16/34 (f)	1,500	1,720,148
Countrywide Alternative Loan Trust, CMO,
0.397%, 6/25/47 (f)(i)	1,576	1,026,054
0.429%, 7/20/46 (f)	3,597	1,714,695
0.497%, 2/25/37 (f)	497	312,015
0.507%, 2/25/36 (f)	1,838	903,408
1.148%, 12/25/35 (f)(i)	4,117	2,897,804
6.00%, 11/25/35	316	173,480
6.00%, 5/25/37	1,403	1,056,599
Countrywide Home Loan Mortgage Pass Through Trust, CMO,
0.537%, 3/25/35 (f)	379	234,306
2.809%, 2/20/36 (f)	39	33,528
2.895%, 9/20/36 (f)	330	199,085
3.729%, 9/25/47 (f)(i)	1,343	982,350
6.00%, 5/25/37	962	851,363
Credit Suisse First Boston Mortgage Securities Corp., CMO,
1.494%, 12/15/35, IO (a)(c)(f)	5,549	8,734
7.00%, 2/25/33	131	141,853
7.46%, 1/17/35 (f)(i)	1,489	1,502,418
Credit Suisse Mortgage Capital Certificates, CMO,
5.467%, 7/18/16 (a)(c)(f)	1,000	1,060,771
5.467%, 9/15/39 (i)	5,000	5,665,700
5.896%, 4/25/36	407	326,952
6.50%, 5/25/36	320	195,986
FFCA Secured Lending Corp.,
1.068%, 9/18/27, CMO, IO (a)(b)(c)(f)(j) (acquisition cost-$652,704; purchased 11/17/00)	3,063	70,907
First Horizon Alternative Mortgage Securities,
2.608%, 8/25/35, CMO (f)	336	77,980
First Horizon Asset Securities, Inc.,
2.625%, 4/25/35, CMO (f)	263	265,345
FREMF Mortgage Trust,
0.10%, 5/25/20, CMO, IO (e)(f)	15,627	85,820
G-Force LLC,
5.158%, 12/25/39, CMO (a)(c)	87	87,386
GMAC Commercial Mortgage Securities, Inc., CMO (a)(c),
5.539%, 4/10/40(f)	718	726,507
6.50%, 5/15/35	1,658	1,708,039
7.109%, 5/15/30 (d)(f)	1,500	260,759
8.526%, 9/15/35 (f)	1,500	1,511,295
Greenwich Capital Commercial Funding Corp., CMO,
5.419%, 1/5/36 (a)(c)(f)	1,500	1,533,216
5.444%, 3/10/39 (i)	2,000	2,296,241
GS Mortgage Securities Corp. II, CMO,
1.685%, 8/10/43, IO (a)(c)(f)	17,869	1,452,312
2.813%, 5/10/45, IO (b)(f)	6,480	1,000,410
4.805%, 3/6/20 (a)(c)(f)	2,710	2,711,408
5.56%, 11/10/39 (i)	5,750	6,677,538
6.134%, 8/10/43 (a)(c)(f)	1,670	1,824,218
Harborview Mortgage Loan Trust, CMO (f),
0.409%, 1/19/38	101	73,131
0.469%, 1/19/36	1,403	908,437
5.606%, 6/19/36	836	583,527
Indymac INDA Mortgage Loan Trust,
3.281%, 6/25/37, CMO (f)	920	788,871
Indymac Index Mortgage Loan Trust, CMO (f),
1.017%, 11/25/34	228	171,596

PCM Fund, Inc.

Schedule of Investments

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*

5.180%, 5/25/36	$346	$203,876
JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
0.573%, 2/15/46, IO (a)(c)(f)	61,000	1,972,649
1.256%, 3/12/39, IO (a)(c)(f)	7,467	44,319
5.718%, 3/18/51 (a)(c)(e)(f)(i)	4,100	4,319,867
5.794%, 2/12/51 (f)	1,195	1,427,536
5.918%, 2/12/49 (f)	1,400	1,655,863
6.135%, 7/12/37 (a)(c)	700	698,476
6.175%, 2/15/51 (f)	1,150	1,231,630
6.45%, 5/12/34 (f)	7,000	6,945,750
JPMorgan Mortgage Trust,
3.001%, 7/25/35, CMO (f)	386	388,735
LB Commercial Conduit Mortgage Trust, CMO,
5.60%, 10/15/35 (a)(c)	520	568,156
6.086%, 7/15/44 (f)	950	1,137,332
LB-UBS Commercial Mortgage Trust,
5.347%, 11/15/38, CMO (i)	1,278	1,479,940
Lehman Mortgage Trust, CMO,
6.00%, 5/25/37	1,313	1,227,951
6.455%, 4/25/36 (f)	550	535,676
Luminent Mortgage Trust,
0.387%, 12/25/36, CMO (f)	1,483	1,022,228
MASTR Asset Securitization Trust,
6.00%, 6/25/36, CMO (f)	1,686	1,534,792
Merrill Lynch Investors Trust, CMO (f),
0.427%, 7/25/30	551	516,445
0.547%, 11/25/29	418	396,601
2.519%, 11/25/35	144	138,061
2.658%, 11/25/35	534	507,582
Merrill Lynch Mortgage Investors, Inc.,
7.008%, 12/15/30, CMO (f)	1,500	1,559,552
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO (i),
5.485%, 3/12/51 (f)	1,500	1,713,314
5.70%, 9/12/49	2,300	2,621,082
Morgan Stanley Capital I, Inc., CMO,
0.447%, 11/12/49, IO (a)(c)(f)	69,962	762,660
5.447%, 2/12/44 (f)(i)	2,000	2,323,073
5.692%, 4/15/49 (f)	315	362,384
5.809%, 12/12/49	558	666,315
6.01%, 11/15/30 (a)(c)(i)	4,000	3,986,710
Morgan Stanley Dean Witter Capital I,
6.50%, 11/15/36, CMO (a)(c)	1,141	1,145,199
Morgan Stanley Mortgage Loan Trust, CMO,
3.126%, 1/25/35 (f)	686	49,166
6.00%, 8/25/37	851	796,954
Morgan Stanley Reremic Trust, zero coupon, 7/17/56, CMO, PO (a)(b)(c)(j) (acquisition cost-$1,055,143; purchased 4/6/11)	1,200	1,059,000
Ocwen Residential MBS Corp., CMO (a)(c)(f),
6.746%, 6/25/39 (d)	23	1,716
7.00%, 10/25/40 (e)	572	48,364
RALI Trust, CMO,
0.397%, 6/25/46 (f)	245	107,639
3.937%, 1/25/36 (f)	764	538,947
6.00%, 8/25/35	603	544,220
6.50%, 9/25/37	603	393,967
RBSCF Trust, CMO (a)(c)(f),
5.223%, 8/16/48 (i)	1,000	1,058,697
5.331%, 2/16/44	1,000	1,053,791
5.336%, 5/16/47 (i)	1,000	1,065,723
6.068%, 2/17/51 (i)	2,744	2,828,839
Regal Trust IV,
2.616%, 9/29/31, CMO (a)(c)(f)	647	603,343

	Principal Amount (000s)	Value*

Residential Asset Securitization Trust,
6.00%, 3/25/37, CMO	$473	$354,977
RFMSI Trust,
6.00%, 6/25/36, CMO	825	741,435
RMF Commercial Mortgage Pass Through Certificates, CMO (a)(c),
7.471%, 1/15/19	121	119,898
9.350%, 1/15/19 (f)	265	260,896
Structured Adjustable Rate Mortgage Loan Trust, CMO (f),
5.091%, 11/25/36	873	802,590
5.285%, 4/25/36	1,162	932,367
5.356%, 9/25/36	500	387,362
5.392%, 1/25/36	765	543,522
Structured Asset Mortgage Investments, Inc.,
0.427%, 8/25/36, CMO (f)	1,534	958,365
Structured Asset Securities Corp.,
5.00%, 5/25/35, CMO	296	299,783
TBW Mortgage-Backed Pass Through Certificates,
6.00%, 7/25/36, CMO	316	176,412
TIAA Retail Commercial Trust,
5.77%, 6/19/33, CMO (a)(c)	1,500	1,564,166
Wachovia Bank Commercial Mortgage Trust, CMO,
1.078%, 10/15/41, IO (a)(c)(f)	31,849	485,412
5.188%, 2/15/41 (a)(c)(f)(i)	2,500	2,477,280
5.509%, 4/15/47	1,000	1,152,983
5.605%, 2/15/35 (a)(c)(f)(i)	5,044	5,031,995
6.122%, 2/15/51 (f)(i)	1,825	2,142,006
WaMu Commercial Mortgage Securities Trust,
6.306%, 3/23/45, CMO (a)(c)(f)	1,000	881,764
WaMu Mortgage Pass Through Certificates,
2.657%, 12/25/36, CMO (f)(i)	933	735,203
Washington Mutual Alternative Mortgage Pass Through Certificates,
6.50%, 8/25/36, CMO	3,272	2,041,507
Wells Fargo Alternative Loan Trust,
5.50%, 7/25/22, CMO	156	156,534
Wells Fargo Mortgage-Backed Securities Trust,
5.649%, 10/25/36, CMO (f)	900	882,689
WF-RBS Commercial Mortgage Trust, CMO, IO (a)(c)(f),
1.032%, 6/15/44	2,265	87,367
1.340%, 2/15/44 (i)	31,471	1,583,905

Total Mortgage-Backed Securities (cost—$147,701,358)		167,118,474

CORPORATE BONDS & NOTES—28.5%

Airlines—2.2%
Northwest Airlines, Inc.,
1.184%, 11/20/15, (MBIA) (f)(i)	294	284,386
United Air Lines Pass Through Trust (i),
6.636%, 1/2/24	758	792,199
9.75%, 7/15/18	797	912,946
10.40%, 5/1/18	728	839,070

		2,828,601

Banking—3.8%
Discover Bank,
7.00%, 4/15/20 (i)	2,200	2,654,362
Regions Financial Corp.,
7.75%, 11/10/14 (i)	2,000	2,230,000

		4,884,362

Construction & Engineering—0.8%
Alion Science and Technology Corp.,
12.00%, 11/1/14, PIK (i)	1,111	1,047,117

Diversified Manufacturing—0.5%
Colt Defense LLC,
8.75%, 11/15/17 (i)	900	625,500

Energy—0.8%
Consol Energy, Inc.,
8.00%, 4/1/17 (i)	950	997,500

PCM Fund, Inc.

Schedule of Investments

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*

Financial Services—9.2%
Ally Financial, Inc.,
5.90%, 1/15/19	$10	$9,709
6.00%, 2/15/19	20	19,802
6.00%, 3/15/19	106	104,692
6.15%, 3/15/16	30	29,520
6.30%, 8/15/19	20	19,885
6.50%, 10/15/16	16	15,899
6.65%, 6/15/18	23	22,966
6.70%, 6/15/18	25	24,824
6.75%, 8/15/16	19	19,007
6.75%, 6/15/17	12	11,909
6.75%, 9/15/18	18	17,539
6.75%, 10/15/18	35	34,933
6.80%, 10/15/18	2	1,996
6.85%, 4/15/16	12	11,950
6.90%, 8/15/18	174	173,531
7.00%, 6/15/17	30	29,687
7.00%, 2/15/18	3	2,987
7.00%, 3/15/18	100	99,442
7.00%, 5/15/18	5	4,931
7.00%, 8/15/18	55	54,270
7.05%, 3/15/18	14	13,827
7.05%, 4/15/18	32	31,925
7.15%, 9/15/18	6	5,953
7.20%, 10/15/17	60	59,892
7.25%, 9/15/17	5	5,014
7.25%, 4/15/18	38	37,886
7.25%, 8/15/18	60	59,248
7.25%, 9/15/18	30	29,782
7.30%, 12/15/17	195	194,602
7.30%, 1/15/18	102	100,798
7.35%, 4/15/18	76	75,418
7.375%, 11/15/16	20	19,960
7.40%, 12/15/17	36	35,731
7.50%, 8/15/17	14	13,976
7.50%, 11/15/17	12	11,949
7.75%, 10/15/17	8	8,001
8.00%, 10/15/17	19	18,999
8.00%, 11/15/17	18	17,883
8.20%, 3/15/17	5	5,004
9.00%, 7/15/20	322	321,879
Cantor Fitzgerald L.P.,
7.875%, 10/15/19 (a)(b)(c)(i)(j) (acquisition cost-$993,080; purchased 10/14/09)	1,000	1,046,937
CIT Group, Inc.,
5.25%, 4/1/14 (a)(c)(i)	800	838,000
Ford Motor Credit Co. LLC (i),
6.625%, 8/15/17	1,000	1,161,389
8.00%, 12/15/16	500	599,012
International Lease Finance Corp.,
7.125%, 9/1/18 (a)(c)(i)	1,600	1,872,000
Morgan Stanley,
0.935%, 10/15/15 (f)(i)	1,200	1,144,241
SLM Corp. (i),
8.00%, 3/25/20	1,000	1,160,000
8.45%, 6/15/18	1,100	1,294,137
Stone Street Trust,
5.902%, 12/15/15 (a)(c)(i)	1,000	1,052,386

		11,945,308

	Principal Amount (000s)	Value*

Hotels/Gaming—1.0%
MGM Resorts International,
9.00%, 3/15/20 (i)	$1,100	$1,233,375

Insurance—4.4%
American International Group, Inc. (i),
4.25%, 5/15/13	2,000	2,042,510
5.45%, 5/18/17	500	571,382
6.25%, 5/1/36	1,350	1,735,731
6.40%, 12/15/20	1,100	1,342,373

		5,691,996

Oil & Gas—0.2%
Global Geophysical Services, Inc.,
10.50%, 5/1/17 (i)	285	273,600

Paper/Paper Products—0.9%
Weyerhaeuser Co.,
7.375%, 3/15/32 (i)	1,000	1,190,968

Real Estate Investment Trust—1.8%
SL Green Realty Corp.,
7.75%, 3/15/20 (i)	2,000	2,392,262

Retail—2.4%
CVS Pass Through Trust (i),
5.88%, 1/10/28	1,638	1,844,458
7.507%, 1/10/32 (a)(c)	948	1,219,100

		3,063,558

Utilities—0.5%
Dynegy Holdings, Inc.,
7.125%, 5/15/18 (d)	250	143,125
Energy Future Holdings Corp.,
10.00%, 1/15/20 (i)	500	553,750

		696,875

Total Corporate Bonds & Notes (cost—$31,728,922)		36,871,022

ASSET-BACKED SECURITIES—8.4%

Advanta Business Card Master Trust,
0.469%, 6/20/14 (b)(f)	76	72,761
Ameriquest Mortgage Securities, Inc.,
5.842%, 2/25/33 (f)	86	5,784
Asset-Backed Securities Corp. Home Equity,
2.969%, 6/21/29 (f)	148	36,906
Associates Manufactured Housing Pass Through Certificates,
7.15%, 3/15/28 (f)	442	523,380
Bayview Financial Acquisition Trust,
0.496%, 12/28/36 (f)	487	375,442
Bear Stearns Asset-Backed Securities Trust (f),
0.597%, 6/25/36	83	71,005
3.161%, 7/25/36	950	677,300
Bombardier Capital Mortgage Securitization Corp.,
7.83%, 6/15/30 (f)	1,290	812,315
Denver Arena Trust,
6.94%, 11/15/19 (a)(b)(c)(j) (acquisition cost-$774,158; purchased 7/21/11)	762	778,575
EMC Mortgage Loan Trust,
0.867%, 2/25/41 (a)(c)(f)	748	652,194
GE Mortgage Services, Inc. Trust,
6.705%, 4/25/29 (f)	294	274,863
GSAA Trust,
0.487%, 6/25/35 (f)	193	190,351
Indymac Residential Asset-Backed Trust,
0.457%, 4/25/47 (f)	6,250	2,472,691
Keystone Owner Trust,
9.00%, 1/25/29 (a)(c)	56	54,420
Lehman XS Trust,
5.42%, 11/25/35	672	659,068
Merrill Lynch First Franklin Mortgage Loan Trust,
0.457%, 5/25/37 (f)	2,455	1,231,601
Merrill Lynch Mortgage Investors, Inc.,
0.717%, 6/25/36 (f)	630	505,926

PCM Fund, Inc.

Schedule of Investments

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value*

Oakwood Mortgage Investors, Inc.,
6.89%, 11/15/32 (f)	$776	$241,880
RAMP Trust,
0.587%, 9/25/32 (f)	83	54,750
Southern Pacific Secured Asset Corp.,
0.557%, 7/25/29 (f)	65	50,478
Structured Asset Investment Loan Trust,
4.717%, 10/25/33 (f)	68	7,138
UCFC Manufactured Housing Contract,
7.90%, 1/15/28 (f)	1,000	1,007,773
UPS Capital Business Credit,
3.492%, 4/15/26 (b)(e)(f)	1,856	109,830

Total Asset-Backed Securities (cost—$11,508,086)		10,866,431

U.S. GOVERNMENT AGENCY SECURITIES—1.9%
Freddie Mac, CMO, IO (f),
0.835%, 1/25/21	3,142	126,792
3.615%, 6/25/41 (i)	10,500	2,333,224

Total U.S. Government Agency Securities (cost—$2,330,349)		2,460,016

MUNICIPAL BONDS—1.5%

Arkansas—0.6%
Little Rock Municipal Property Owners Multipurpose Improvement Dist. No. 10, Special Tax, Capital Improvement Projects,
7.20%, 3/1/32, Ser. B	780	783,682

Iowa—0.0%
Dickinson Cnty. Rev., Spirit Lake,
7.75%, 12/1/12, Ser. B	55	55,310

Virginia—0.3%
Lexington Industrial Dev. Auth. Rev.,
8.00%, 1/1/15, Ser. C	355	354,957

West Virginia—0.6%
Tobacco Settlement Finance Auth. Rev.,
7.467%, 6/1/47, Ser. A	930	712,138

Total Municipal Bonds (cost—$2,056,693)		1,906,087

	Shares

COMMON STOCK—0.0%

Oil, Gas & Consumable Fuels—0.0%
SemGroup Corp., Class A (h) (cost—$33,637)	1,294	47,675

	Units

WARRANTS—0.0%

Construction & Engineering—0.0%
Alion Science and Technology Corp., expires 11/1/14 (a)(c)(e)	1,100	11

Oil, Gas & Consumable Fuels—0.0%
SemGroup Corp., expires 11/30/14 (h)	1,362	18,289

Total Warrants (cost—$6,139)		18,300

	Principal Amount (000s)

SHORT-TERM INVESTMENTS—5.7%

U.S. Treasury Obligations (g)(k)—4.1%
U.S. Treasury Bills,
0.142%-0.189%, 2/21/13-8/22/13 (cost—$5,262,452)	$5,271	5,263,896

	Principal Amount (000s)	Value*

Repurchase Agreements—1.6%
Credit Suisse Securities (USA) LLC, dated 9/28/12, 0.28%, due 10/1/12, proceeds $1,600,037; collateralized by U.S. Treasury Notes, 0.25%, due 2/28/14, valued at $1,636,627 including accrued interest	$1,600	$1,600,000
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $512,000; collateralized by Fannie Mae, 0.75%, due 6/4/15, valued at $526,777 including accrued interest	512	512,000

Total Repurchase Agreements (cost—$2,112,000)		2,112,000

Total Short-Term Investments (cost—$7,374,452)		7,375,896

Total Investments (cost—$202,739,636) (l)—175.0%		226,663,901

Liabilities in excess of other assets—(75.0%)		(97,130,336)

Net Assets—100%		$129,533,565

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Directors (the “Board”) has adopted methods for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Pacific Investment Management Company LLC ( the “Sub-Adviser”), an affiliate of the Investment Manager. The Valuation Committee has been established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to the comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $68,285,283, representing 52.7% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	In default.
(e)	Fair-Valued—Securities with an net value of $4,563,892, representing 3.5% of net assets.
(f)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on September 30, 2012.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(h)	Non-income producing.
(i)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(j)	Restricted. The aggregate acquisition cost of such securities is $7,479,258 and the aggregate market value is $5,934,198, representing 4.6% of net assets.
(k)	Rates reflect the effective yields at purchase date.
(l)	At September 30, 2012, the cost basis of portfolio securities of $202,739,636 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $30,518,829; gross unrealized depreciation was $6,594,564; and net unrealized appreciation was $23,924,265.

Glossary:

CMBS—Commercial Mortgage-Backed Security

CMO—Collateralized Mortgage Obligation

IO—Interest Only

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

PIK—Payment-in-Kind

PO—Principal Only

Other Investments:

(A)	OTC credit default swap agreements:

Sell protection swap agreements outstanding at September 30, 2012 (1):

Swap Counterparty/Referenced Debt Issuer	Notional Amount (000s) (3)	Credit Spread (2)	Termination Date	Payments Received	Market Value (4)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Citigroup:
SLM	$1,700	0.86%	12/20/13	5.00%	$89,055	$146,950	$(57,895)
SLM	500	0.86%	12/20/13	5.00%	26,193	(78,750)	104,943
Deutsche Bank:
SLM	500	0.86%	12/20/13	5.00%	26,193	(61,250)	87,443
SLM	3,000	3.67%	3/20/19	5.35%	279,158	—	279,158
Royal Bank of Scotland:
Markit ABX.HE Index	2,760	†	8/25/37	0.09%	(1,125,686)	(1,366,082)	240,396
Markit ABX.HE Index	3,056	†	7/25/45	0.18%	(184,923)	(305,632)	120,709
Markit ABX.HE Index	6,826	†	7/25/45	0.32%	(3,003,278)	(4,010,712)	1,007,434

					$(3,893,288)	$(5,675,476)	$1,782,188

OTC—Over-the-Counter

†	Credit Spread not quoted for asset-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at September 30, 2012 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At September 30, 2012, the Fund held $260,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(B)	Open reverse repurchase agreements at September 30, 2012:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.55%	9/24/12	12/24/12	$882,094	$882,000
	0.60%	8/27/12	11/27/12	887,517	887,000
	0.60%	8/28/12	11/27/12	345,196	345,000
	0.60%	9/24/12	12/24/12	1,091,127	1,091,000
	0.65%	9/14/12	10/18/12	631,194	631,000
	0.75%	9/24/12	12/24/12	989,143	989,000
	0.75%	9/25/12	12/24/12	355,044	355,000
	0.80%	7/20/12	10/22/12	717,162	716,000
	0.80%	8/23/12	11/26/12	550,477	550,000
	0.867%	9/25/12	10/11/12	1,629,235	1,629,000
	0.90%	8/24/12	2/25/13	6,440,112	6,434,000
	1.062%	9/27/12	12/21/12	2,106,249	2,106,000
	1.15%	8/24/12	2/25/13	4,258,163	4,253,000
	1.294%	8/1/12	11/1/12	1,393,048	1,390,000
Citigroup	0.969%	9/20/12	10/19/12	1,427,423	1,427,000
Credit Suisse First Boston	0.55%	9/18/12	12/18/12	1,082,215	1,082,000
Deutsche Bank	0.77%	9/17/12	12/17/12	3,903,168	3,902,000
	0.80%	8/16/12	11/16/12	3,277,347	3,274,000
	0.80%	8/17/12	11/19/12	1,798,797	1,797,000
	0.80%	8/28/12	11/28/12	1,034,781	1,034,000
JPMorgan Chase	0.80%	8/22/12	11/21/12	531,472	531,000
Morgan Stanley	1.25%	7/10/12	10/10/12	7,392,243	7,371,000
Royal Bank of Canada	1.381%	9/19/12	12/19/12	3,076,416	3,075,000
	1.937%	6/12/12	12/11/12	690,097	686,000
Royal Bank of Scotland	0.60%	8/17/12	11/20/12	2,339,754	2,338,000
	0.967%	9/25/12	10/25/12	924,149	924,000
	0.971%	9/18/12	10/18/12	6,328,218	6,326,000
	0.974%	9/17/12	10/17/12	2,608,988	2,608,000
	0.978%	9/10/12	10/9/12	7,235,125	7,231,000
	0.978%	9/12/12	10/11/12	916,473	916,000
	1.121%	9/18/12	10/18/12	1,950,789	1,950,000
	1.136%	9/26/12	10/25/12	983,155	983,000
	1.216%	9/28/12	10/31/12	2,031,000	2,031,000
	1.217%	9/25/12	10/24/12	5,631,142	5,630,000
	1.217%	9/25/12	10/25/12	1,019,207	1,019,000
	1.217%	9/27/12	10/26/12	1,567,212	1,567,000
	1.221%	9/18/12	10/18/12	1,013,447	1,013,000
	1.231%	9/4/12	10/1/12	2,029,872	2,028,000
	1.236%	9/26/12	10/25/12	4,949,850	4,949,000
	1.399%	9/14/12	12/14/12	6,218,105	6,214,000
UBS	0.52%	9/18/12	12/18/12	1,261,237	1,261,000

					$95,425,000

The weighted average daily balance of reverse repurchase agreements outstanding during the year ended September 30, 2012 was $92,230,865 at a weighted average interest rate of 1.09%. The total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at September 30, 2012 was $106,672,673.

At September 30, 2012, the Fund held $171,583 in principal value of U.S. Treasury Bills, and $470,000 in principal value of Mortgage-Backed Securities, respectively, as collateral for reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each category of assets and liabilities for Level 2 and Level 3.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations—Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of OTC credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at September 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/12
Investments in Securities—Assets
Mortgage-Backed Securities	—	$161,518,037	$5,600,437	$167,118,474
Corporate Bonds & Notes:
Airlines	—	284,386	2,544,215	2,828,601
All Other	—	34,042,421	—	34,042,421
Asset-Backed Securities	—	10,756,601	109,830	10,866,431
U.S. Government Agency Securities	—	2,460,016	—	2,460,016
Municipal Bonds	—	1,906,087	—	1,906,087
Common Stock	$47,675	—	—	47,675
Warrants	18,289	—	11	18,300
Short-Term Investments	—	7,375,896	—	7,375,896

Total Investments in Securities—Assets	$65,964	$218,343,444	$8,254,493	$226,663,901

Other Financial Instruments*—Assets
Credit Contracts	—	$1,840,083	—	$1,840,083

Other Financial Instruments*—Liabilities
Credit Contracts	—	$(57,895)	—	$(57,895)

Total Investments	$65,964	$220,125,632	$8,254,493	$228,446,089

At September 30, 2012, securities valued at $18,290 was transferred from Level 2 to Level 1 due to the availability of quoted prices in an active market.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended September 30, 2012, was as follows:

	Beginning Balance 12/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 9/30/12
Investments in Securities—Assets
Mortgage-Backed Securities	$1,460,808	$37,240	$(618,129)	$18,338	$309,890	$110,150	$4,319,867	$(37,727)	$5,600,437
Corporate Bonds & Notes:
Airlines	2,941,661	—	(244,003)	203	6,985	123,755	—	(284,386)	2,544,215
Asset-Backed Securities	—	—	—	—	—	—	109,830	—	109,830
Warrants:
Construction & Engineering	—	11	—	—	—	—	—	—	11

Total Investments	$4,402,469	$37,251	$(862,132)	$18,541	$316,875	$233,905	$4,429,697	$(322,113)	$8,254,493

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2012:

Investments in Securities—Assets	Ending Balance at 9/30/12	Valuation Technique Used	Unobservable Inputs	Input Values
Mortgage-Backed Securities	$4,454,051	Benchmark Pricing	Security Price Reset	$0.55-105.36
	1,146,386	Third-Party Pricing Vendor	Single Broker Quotes	$88.25-100.00
Corporate Bonds & Notes	2,544,215	Third-Party Pricing Vendor	Single Broker Quotes	$104.5-115.25
Asset-Backed Securities	109,830	Benchmark Pricing	Security Price Reset	$5.92
Warrants	11	Portfolio Manager Recommendation	Stale Pricing	$0.01

Total Investments	$8,254,493

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 into Level 3 because evaluated prices provided by a third-party pricing vendor was not available.
***	Transferred out of Level 3 into Level 2 because evaluated prices from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at September 30, 2012 was $440,729.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 23, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 23, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2012